Stockholders' Equity and Redeemable Convertible Preferred Stock ("preferred stock")	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Redeemable Convertible Preferred Stock ("preferred stock")
Stockholders' Equity and Redeemable Convertible Preferred Stock ("preferred stock")

5. Redeemable Convertible Preferred Stock ("preferred stock")

        The following table summarizes the Company's issuances of preferred stock:

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

        Series A-1, Series A-2, Series B, Series C, and Series D are collectively referred to as the Series Preferred. Price per share above for each series of preferred stock excludes the cost of issuance.

  Summary of Activity

        The following table presents a summary of activity for the Series Preferred issued and outstanding for the six months ended June 30, 2012 (in thousands):

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668
Preferred stock dividends accreted for Series A-1 preferred stock	32	—	—	—	—	32
Preferred stock dividends accreted for Series A-2 preferred stock	—	120	—	—	—	120
Preferred stock dividends accreted for Series B preferred stock	—	—	343	—	—	343
Preferred stock dividends accreted for Series C preferred stock	—	—	—	320	—	320
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	514	514
Accretion of issuance costs	—	—	1	3	2	6
Conversion of preferred stock to common stock	(1,912)	(7,153)	(20,226)	(18,764)	(29,948)	(78,003)

Balance, June 30, 2012	$—	$—	$—	$—	$—	$—

        Upon closing of the Company's IPO, all outstanding shares of convertible preferred stock converted into an aggregate of 47,679,003 shares of common stock. In addition, immediately following the closing of the IPO, the Company's certificate of incorporation was amended to authorize 5,000,000 shares of undesignated preferred stock and 250,000,000 shares of common stock.

9. Stockholders' Equity and Redeemable Convertible Preferred Stock ("preferred stock")

        The Company is authorized to issue two classes of stock to be designated common stock and preferred stock. The Company is authorized to issue a total of 122,622,586 shares, of which 74,892,833 shares are common stock and 47,729,753 shares are preferred stock. Both the common stock and preferred stock have a par value of $0.001 per share.

  Common Stock

  Liquidation Rights

        In the event of any liquidation or dissolution of the Company, the holders of common stock are entitled to the remaining assets of the Company legally available for distribution after the payment of the full liquidation preference for all series of outstanding preferred stock.

  Dividends and Voting Rights

        The holders of common stock are entitled to receive dividends if and when declared by the Company, but not until all dividends on preferred stock have been either (i) paid or (ii) declared and the Company has set aside funds to pay those dividends declared. Holders of common stock have the right to one vote per share.

  Preferred Stock

        The following table summarizes the issuances of preferred stock:

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

        Series A-1, Series A-2, Series B, Series C, and Series D are collectively referred to as the Series Preferred. Each of the prices per share above is referred to as the Original Issue Price, and excludes the cost of issuance.

        The Company incurred approximately $80,000, $41,000, and $0 of issuance costs during the years ended December 31, 2009, 2010, and 2011, respectively, in connection with the issuance of various classes of the Series Preferred. Such costs have been recorded as a reduction of the carrying amount of the Series Preferred and are being accreted through a charge to additional paid-in capital or accumulated deficit through December 23, 2015 using the effective interest method. The related accretion for the years ended December 31, 2009, 2010, and 2011 was $13,000, $27,000, and $31,000, respectively.

  Summary of Activity

        The following table presents a summary of activity for the Series Preferred issued and outstanding for the years ended December 31, 2009, 2010, and 2011 (in thousands):

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, January 1, 2009	$1,531	$5,734	$16,211	$—	$—	$23,476
Issuance of Series C preferred stock, less offering costs of $80	—	—	—	15,920	—	15,920
Preferred stock dividends accreted for Series A-1 preferred stock	107	—	—	—	—	107
Preferred stock dividends accreted for Series A-2 preferred stock	—	402	—	—	—	402
Preferred stock dividends accreted for Series B preferred stock	—	—	1,137	—	—	1,137
Preferred stock dividends accreted for Series C preferred stock	—	—	—	147	—	147
Accretion of issuance costs	2	2	6	3	—	13

Balance, December 31, 2009	$1,640	$6,138	$17,354	$16,070	$—	$41,202
Issuance of Series D preferred stock, less offering costs of $41	—	—	—	—	27,460	27,460
Preferred stock dividends accreted for Series A-1 preferred stock	115	—	—	—	—	115
Preferred stock dividends accreted for Series A-2 preferred stock	—	430	—	—	—	430
Preferred stock dividends accreted for Series B preferred stock	—	—	1,216	—	—	1,216
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,130	—	1,130
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	42	42
Accretion of issuance costs	2	3	6	16	—	27

Balance, December 31, 2010	$1,757	$6,571	$18,576	$17,216	$27,502	$71,622
Adjustment to offering costs associated with Series D issuance	—	—	—	—	(7)	(7)
Preferred stock dividends accreted for Series A-1 preferred stock	123	—	—	—	—	123
Preferred stock dividends accreted for Series A-2 preferred stock	—	460	—	—	—	460
Preferred stock dividends accreted for Series B preferred stock	—	—	1,301	—	—	1,301
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,209	—	1,209
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	1,929	1,929
Accretion of issuance costs	—	2	5	16	8	31

Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668

  Redemption

        The Company is obligated to redeem the Series Preferred if the holders of at least sixty-seven percent (67%) of the outstanding shares of Series Preferred, voting together as a single class on an as-if converted to common stock basis, require the Company to redeem all of the then outstanding Series Preferred of such holders in two equal annual installments beginning at any date on or after the fifth anniversary of the date the Series D was issued ("Original Issue Date"), or December 23, 2010, and ending on the date one year from such first redemption date. Shares subject to redemption will be redeemed from each holder of Series Preferred on a pro rata basis, based on the number of shares of Series Preferred then held. Any such redemption of the Series Preferred will be made on a ratable basis among the holders of Series A-1, Series A-2 (together "Series A"), Series B, Series C and Series D that request such redemption. In the event that the assets of the Company available for payment of such redemption amounts are less than the applicable Preferential Amount, the available funds shall be paid first in payment in full of the applicable Original Issue Price (the "Initial Preference Payment") and then in payment of all unpaid dividends (whether or not declared) and all declared but unpaid dividends (the "Accrued Dividends"). Together, the Initial Preference Payment and the Accrued Dividends equal the "Preferential Amount." As the Series Preferred are considered redeemable outside of the Company's control for accounting purposes, outstanding balances have been recorded as mezzanine equity within the consolidated balance sheets. The Company has elected to accrete the difference between the carrying value of the Series Preferred and the redemption amount (which includes accrued but undeclared/unpaid dividends) over the period to the first potential redemption date.

  Voting Rights

        Each holder of shares of the Series Preferred is entitled to the number of votes equal to the number of shares of common stock into which such shares of Series Preferred are convertible. Voting rights are consistent with the rights of holders of common stock, except as otherwise required by law or as specified in the Company's Articles of Incorporation.

  Liquidation Rights

        Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary (a "Liquidation Event"), before any distribution or payment is made to the holders of any common stock, the holders of Series Preferred are entitled to be paid out of the assets of the Company legally available for distribution, or the consideration received in such transaction, for each share of Series Preferred held by them, an amount per share of Series Preferred equal to the applicable Initial Preference Payment. If, upon any such Liquidation Event, the assets of the Company (or the consideration received in such transaction) are insufficient to make payment in full to all holders of Series Preferred of the Initial Preference Payment, such assets (or consideration) shall be distributed among the holders of Series Preferred at the time outstanding ratably in proportion to the full amounts of Initial Preference Payment to which they would otherwise be respectively entitled if such amounts had been paid in full.

        After payment of the full Initial Preference Payment to the holders of Series Preferred, and before any distribution or payment is made to the holders of any common stock, the holders of Series Preferred shall be entitled to be paid out of the assets of the Company legally available for distribution, or the consideration received in connection with such Liquidation Event, for each share of Series Preferred held by them, an amount per share of Series Preferred equal to the Accrued Dividends (and together with the Initial Preference Payment, the "Liquidation Preference"). If, upon any such Liquidation Event, the assets of the Company (or the consideration received in such transaction) are sufficient to make payment in full of the Initial Preference Payment but insufficient to make payment in full to all holders of Series Preferred of the Accrued Dividends, then such assets (or consideration) that remain available for distribution after payment in full of the Initial Preference Payment shall be distributed among the holders of Series Preferred at the time outstanding, ratably in proportion to the full amounts of Accrued Dividends to which they would otherwise be respectively entitled if such amounts had been paid in full.

        Solely for purposes of determining the amount each holder of shares of Series Preferred is entitled to receive with respect to a Liquidation Event, each series of Series Preferred shall be treated as if all holders of such series had converted such holder's shares of such series into shares of common stock immediately prior to the Liquidation Event if, as a result of an actual conversion of any series of Series Preferred holders of such series would receive (with respect to such series), in the aggregate, an amount greater than the amount that would be distributed to holders of such series if such holders had not converted such series of Series Preferred into shares of common stock.

  Conversion Rights

        The holders of the Company's Series Preferred are entitled to convert their shares into common stock at any time. The number of shares of common stock issued upon conversion is determined based on the number of converted Series Preferred and the conversion rate. The conversion rate varies based upon the occurrence of certain events, such as stock splits, business combinations, issuances of common stock dividends and distributions, recapitalizations, mergers, consolidations, and sales of common stock below the Series Preferred conversion price. As of December 31, 2010 and 2011, the conversion price of each series of Series Preferred was equal to the Original Issue Price of such series.

        Each share of the Series A will automatically be converted into shares of common stock, at any time upon the affirmative election of the holders of at least sixty percent (60%) of the then-outstanding shares of the Series A, voting together as a single class on an as-if converted to common stock basis. Each share of the Series B will automatically be converted into shares of common stock at any time upon the affirmative election of the holders of at least a majority of the then-outstanding shares of the Series B, voting together as a single class. Each share of the Series C will automatically be converted into shares of common stock at any time upon the affirmative election of the holders of at least a majority of the then-outstanding shares of the Series C Preferred, voting together as a single class. Each share of the Series D Preferred will automatically be converted into shares of common stock at any time upon the affirmative election of the holders of at least sixty seven percent (67%) of the then-outstanding shares of the Series D Preferred, voting together as a single class. Each share of the Series Preferred will automatically be converted into shares of common stock immediately upon the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock of the Company in which the gross cash proceeds to the Company (before underwriting discounts, commissions and fees) are at least $25.0 million with a pre-money valuation of the Company of at least $250.0 million. Upon such automatic conversion, any declared and unpaid dividends will be paid.

  Dividend Rights

        Holders of Series Preferred, in preference to the holders of common stock, are entitled to receive, (A) when, as and if declared by the Board of Directors (the "Board"), but only out of funds that are legally available, (B) upon a Liquidation Event, or (C) upon the redemption of the Series Preferred, cash dividends at the rate of seven percent (7%) of the applicable Original Issue Price for such series of Series Preferred per annum, on each outstanding share of Series Preferred. Such dividends are payable only when, as and if declared by the Board, accrue from the date of issuance of the underlying share (whether or not declared), and are cumulative and compound annually. No dividend may be declared or paid on a series of the Series Preferred unless all then accrued dividends are declared and paid on each other series of the Series Preferred. In addition to the 7% cash dividend, holders of the Series Preferred shall be entitled to receive, on an if-converted basis, when and as declared by the Company's board of directors, any dividends on the Company's common stock. As of December 31, 2011, no dividends were declared by the board of directors. Due to the fact that the Company is obligated to pay accrued dividends (whether or not declared) to the Series Preferred holders upon a redemption event, the Company has accreted all undeclared or unpaid dividends as of December 31, 2011 of $581,000, $2,033,000, $4,888,000, $2,486,000, and $1,971,000, or $0.09, $0.22, $0.39, $0.23, and $0.23 per share for Series A-1, Series A-2, Series B, Series C, and Series D, respectively.

  Stock Split

        On December 22, 2009, the Company's board of directors declared a five-for-one stock split, effected in the form of a stock dividend, on the shares of the Company's common stock. Each shareholder of record on December 22, 2009 received four additional shares of stock for each share of stock they then held. The Company retained the current par value of $0.001 per share for all shares. All references in the accompanying financial statements to number of shares outstanding, per-share amounts, and stock option data have been restated to reflect the effect of the stock split for all periods presented.